Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of related party transactions	Loan balances with directors and executives of the Bank, companies in which they are principal owners and/or members of the board, and trusts in which they are involved were as follows:

Balance at December 31, 2021	7,375
Net loans issued (repaid) during the year	(5,362)
Effect of changes in the composition of related parties	18,380
Balance at December 31, 2022	20,393
Net loans issued (repaid) during year	(658)
Balance at December 31, 2023	19,735

Consolidated balance sheets	December 31, 2023	December 31, 2022
Deposits	100,364	92,806

	Year ended December 31
Consolidated statement of operations	2023	2022	2021
Interest and fees on loans	1,149	900	1,209
Total non-interest expense	202	—	—
Other non-interest income	230	—	—
Certain affiliates of the Bank have loans and deposits with the Bank which were made and are maintained in the ordinary course of business on normal commercial terms. Balances with these parties were as follows:

Consolidated balance sheets		December 31, 2023	December 31, 2022
Loans		9,801	10,211
Deposits		288	560
Accrued interest and other liabilities		305	—

	Year ended December 31
Consolidated statement of operations	2023	2022	2021
Interest and fees on loans	827	669	618
Other gains/losses	—	—	99
Total non-interest expense	1,573	1,720	1,519
Other non-interest income	242	242	—

Consolidated balance sheets		December 31, 2023	December 31, 2022
Deposits		4,633	20,549

	Year ended December 31
Consolidated statement of operations	2023	2022	2021
Asset management	9,461	7,379	5,217
Custody and other administration services	1,163	839	622
Other non-interest income	—	—	6
Interest expense - deposits	489	—	—